UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    SMH Capital Advisors Inc.
Address: 600 Travis Street, Suite 3100
         Houston, TX  77002

13F File Number:  28-10258

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Thomas J. Anderson
Title:     Director of Compliance
Phone:     713-224-3100

Signature, Place, and Date of Signing:

     /s/  Thomas J. Anderson     Houston, TX     February 14, 2007

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     26

Form13F Information Table Value Total:     $84,245 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
APOLLO INVT CORP               COM              03761U106     2983   133167 SH  SOLE         0                   0   133167
BANK OF AMERICA CORPORATION    COM              060505104     2820    52811 SH  SOLE         0                   0    52811
CALAMOS ASSET MGMT INC         CL A             12811r104     1087    40500 SH  SOLE         0                   0    40500
CHECK POINT SOFTWARE TECH LT   ORD              M22465104      675    30800 SH  SOLE         0                   0    30800
D R HORTON INC                 COM              23331A109     2820   106466 SH  SOLE         0                   0   106466
ENERPLUS RES FD                UNIT TR G NEW    29274D604     2438    55900 SH  SOLE         0                   0    55900
EVERCORE PARTNERS INC          CLASS A          29977a105     1136    30820 SH  SOLE         0                   0    30820
FRIEDMAN BILLINGS RAMSEY GRO   CL A             358434108      426    53254 SH  SOLE         0                   0    53254
GENERAL DYNAMICS CORP          COM              369550108      203     2734 SH  SOLE         0                   0     2734
GENERAL ELECTRIC CO            COM              369604103      248     6660 SH  SOLE         0                   0     6660
GLADSTONE COML CORP            COM              376536108     1465    72751 SH  SOLE         0                   0    72751
GLADSTONE INVT CORP            COM              376546107     1080    70544 SH  SOLE         0                   0    70544
HEWLETT PACKARD CO             COM              428236103      233     5661 SH  SOLE         0                   0     5661
HOME DEPOT INC                 COM              437076102     1664    41445 SH  SOLE         0                   0    41445
LEGG MASON INC                 COM              524901105      333     3500 SH  SOLE         0                   0     3500
MAGNA ENTMT CORP               NOTE 7.250%12/1  559211AC1    25228 26224000 PRN SOLE         0                   0 26224000
MICROSOFT CORP                 COM              594918104      246     8240 SH  SOLE         0                   0     8240
PENN WEST ENERGY TR            TR UNIT          707885109      847    27700 SH  SOLE         0                   0    27700
PFIZER INC                     COM              717081103     3085   119133 SH  SOLE         0                   0   119133
PMC COML TR                    SH BEN INT       693434102     1137    75753 SH  SOLE         0                   0    75753
SAFEGUARD SCIENTIFICS INC      DBCV 2.625% 3/1  786449AG3       67    83000 PRN SOLE         0                   0    83000
SIRIUS SATELLITE RADIO INC     COM              82966U103      443   125000 SH  SOLE         0                   0   125000
SPACEHAB INC                   NOTE 5.500%10/1  846243AD5    28133 35465000 PRN SOLE         0                   0 35465000
SPACEHAB INC                   NOTE 8.000%10/1  846243AC7       12    13000 PRN SOLE         0                   0    13000
TECHNOLOGY INVT CAP CORP       COM              878717305     4810   298010 SH  SOLE         0                   0   298010
XTO ENERGY INC                 COM              98385X106      626    13300 SH  SOLE         0                   0    13300